Reinsurance - Premiums and contract charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of reinsurance on revenue
Direct premiums and contract charges	$ 670	$ 652	$ 748
Total premiums and contract charges	1,417	1,293	1,359
Direct life and annuity contract benefits	1,160	1,238	1,038
Contract benefits, net of reinsurance	1,719	1,729	1,481
Effects of reinsurance on cost and expenses
Direct interest credited to contractholder funds	376	452	463
Ceded interest credited to contractholder funds	(45)	(44)	(40)
Interest credited to contractholder funds	435	579	585
Reinsurance recoverables
Reinsurance recoverable	6,645	1,989
Annuities
Reinsurance recoverables
Reinsurance recoverable	3,230	1,282
Life insurance
Reinsurance recoverables
Reinsurance recoverable	3,349	660
Other
Reinsurance recoverables
Reinsurance recoverable	66	47
Non-affiliate
Effects of reinsurance on revenue
Assumed premiums and contract charges	649	671	699
Ceded premiums and contract charges	(242)	(227)	(270)
Assumed life and annuity contract benefits	585	510	493
Life and annuity contract benefits, reinsurance ceded	(157)	(139)	(152)
Effects of reinsurance on cost and expenses
Assumed interest credited to contractholder funds	91	162	154
Ceded interest credited to contractholder funds	(26)	(26)	(20)
Affiliate
Effects of reinsurance on revenue
Assumed premiums and contract charges	359	241	231
Ceded premiums and contract charges	(19)	(44)	(49)
Assumed life and annuity contract benefits	245	157	137
Life and annuity contract benefits, reinsurance ceded	(114)	(37)	(35)
Effects of reinsurance on cost and expenses
Assumed interest credited to contractholder funds	13	9	8
Ceded interest credited to contractholder funds	(19)	(18)	$ (20)
Reinsurance recoverables
Reinsurance recoverable	$ 4,937	$ 0